INVESTMENTS - Market value of invested companies (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Associates
Market Value	R$ 1,447,150	R$ 1,418,659
AES Tiete
Associates
Shareholding (in percent)	7.94%
Market Value	R$ 312,908	398,161
Coelce
Associates
Shareholding (in percent)	7.06%
Market Value	R$ 244,042	270,825
Energisa S.A.
Associates
Shareholding (in percent)	2.31%
Market Value	R$ 311,685	218,432
Companhia Energetica de Sao Paulo - CESP
Associates
Shareholding (in percent)	2.05%
Market Value	R$ 134,146	133,709
Centrais Eletricas do ParA - CELPA
Associates
Shareholding (in percent)	0.99%
Market Value	R$ 64,823	38,556
Centrais Eletricas de Santa Catarina - CELESC
Associates
Shareholding (in percent)	10.75%
Market Value	R$ 206,795	112,396
AES ELETROPAULO
Associates
Shareholding (in percent)	0.00%
Market Value	R$ 8,494	34,264
LIGHT
Associates
Shareholding (in percent)	0.25%
Market Value	R$ 8,494
Companhia Energetica de Pernambuco - CELPE
Associates
Shareholding (in percent)	1.56%
Market Value	R$ 21,108	18,258
Companhia Paranaense de Energia - COPEL
Associates
Shareholding (in percent)	0.56%
Market Value	R$ 45,617	32,759
EDP - Energias do Brasil S.A.
Associates
Shareholding (in percent)	0.31%
Market Value	R$ 27,913	25,491
CGEEP
Associates
Shareholding (in percent)	0.47%
Market Value	R$ 16,845	17,551
Companhia Energetica de Brasilia - CEB
Associates
Shareholding (in percent)	2.10%
Market Value	R$ 10,218	8,339
Companhia Celg de Participacoes - CELGPAR
Associates
Shareholding (in percent)	0.07%
Market Value	R$ 207	321
CTEEP
Associates
Shareholding (in percent)	36.05%
Market Value	R$ 4,031,053	3,848,829
CEMAR
Associates
Shareholding (in percent)	33.55%
Market Value	R$ 1,760,599	1,377,138
Energisa MT
Associates
Shareholding (in percent)	0.19%
Market Value		418,862
Market Value	R$ 8,140
CEEE-GT
Associates
Shareholding (in percent)	32.59%
Market Value	R$ 663,577	516,139
CEEE-D
Associates
Shareholding (in percent)	32.59%
Market Value	R$ 118,344	94,872
EMAE
Associates
Shareholding (in percent)	40.44%
Market Value	R$ 263,386	R$ 131,189